EARNINGS OR LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Disclosure of detailed information of earnings per share [Table Text Block]
	Year Ended December 31,
	2025	2024
Net earnings (loss) for the year	$210,975	($101,885)
Net earnings attributable to non-controlling interests	46,052	-
Net earnings (loss) attributable to owners of the Company	$164,923	($101,885)

Weighted average number of shares on issue - basic	479,581,196	295,544,681
Effect on dilutive securities:
Stock options	2,612,314	-
Restricted, performance and deferred share units	2,370,168	-
Weighted average number of shares on issue - diluted(1)	484,563,678	295,544,681

Earnings (loss) per share - basic	$0.34	($0.34)
Earnings (loss) per share - diluted	$0.34	($0.34)

(1) For the year ended December 31, 2025, diluted weighted average number of shares excluded 3,088,567 (December 31, 2024 - 6,680,915) options, 5,000,000 (December 31, 2024 - 5,000,000) warrants, 5,093 restricted and performance share units (December 31, 2024 - 2,272,568), 3,338,890 common shares and 15,652,945 common shares issuable under the 2021 and 2025 convertible debentures, respectively (December 31, 2024 - 13,888,895)and nil (Note 20(a)), that were anti-dilutive.